Settlements Payable (Details) - USD ($)		1 Months Ended				6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 20, 2018	Feb. 27, 2020	Nov. 27, 2018	Jul. 20, 2018	Feb. 28, 2018	Mar. 31, 2020	Dec. 15, 2019	Sep. 30, 2019	Sep. 30, 2018
Settlements Payable (Textual)
Settlement agreement amount relating to past due charges				$ 127,056
Initial payment amount				12,706
Monthly payments amount				6,500
Final payment on January 27, 2020				$ 3,850
Payment for settlements						$ 42,850		$ 42,850	$ 101,350
Payments to plaintiff	$ 200,000	$ 52,841	$ 600,000
Accrued expense								600,000
Accrued expensed								500,000
Employer payroll taxes taxes						0		131,724
Amount outstanding						42,850		174,574	$ 161,255
Howco [Member]
Settlements Payable (Textual)
Monthly payments amount					$ 70,000
Charges amount					$ 620,803
Amount outstanding								59,905
American Express [Member]
Settlements Payable (Textual)
Charges amount								$ 42,850
Total settlement payable						$ 42,850
Scenario, Forecast [Member]
Settlements Payable (Textual)
Payments to plaintiff							$ 33,333